CONCENTRATIONS (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Revenues	$ 274,722	$ 50,714	$ 164,026	$ 449,036
Sales Revenue, Net [Member] | Major Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	91.00%	100.00%	46.00%	54.00%
Revenues	209,635	50,714	75,714	182,996
Sales Revenue, Net [Member] | Major Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage			30.00%	26.00%
Revenues			48,312	89,182
Sales Revenue, Net [Member] | Major Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage			24.00%	18.00%
Revenues			$ 40,000	$ 62,500
Accounts Receivable [Member] | Major Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	76.00%		100.00%	57.00%
Accounts Receivable [Member] | Major Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	24.00%			29.00%
Accounts Receivable [Member] | Major Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage				14.00%